RESULTS FROM OPERATING ACTIVITIES (Tables)	12 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Cost of Sales
Amounts in R million	Note	2020	2019	2018

Cost of sales		(2,937.9)	(2,553.9)	(2,347.7)
Operating costs (a)		(2,692.1)	(2,471.1)	(2,207.1)
Movement in gold in process and finished inventories - Gold Bullion		3.1	32.6	24.5
Depreciation	9	(270.8)	(169.1)	(168.0)
Change in estimate of environmental rehabilitation	11	21.9	60.0	2.9
Retrenchment costs (b)		-	(6.3)	-

(a) Operating costs
The most significant components of operating costs include:
Consumable stores		(801.0)	(866.5)	(784.6)
Labour including short term incentives		(573.0)	(476.7)	(417.4)
Electricity		(420.9)	(399.4)	(369.0)
Specialist service providers		(447.5)	(437.1)	(326.9)
Water		(47.0)	(44.1)	(49.9)
Pre-production costs capitalised		-	93.7	-

(b) Retrenchment costs
Voluntary staff retrenchments		-	(6.3)	-

RELATED PARTY TRANSACTIONS
Amounts in R million	2020	2019

Services rendered by related parties and included in operating costs:
Supply of water and electricity [1]	50.0	16.9
Gold smelting and related charges [1]	19.8	12.9
Other charges [1]	1.6	-
Charges to Sibanye-Stillwater [2]	(0.2)	(6.5)
Gold refining and related charges [3]	4.9	3.6
	76.1	26.9
[1] Paid to Sibanye-Stillwater by FWGR
[2] 2019 charges relate to material processed on behalf of Sibanye-Stillwater in terms of a toll treatment agreement and recovered the related costs from Sibanye-Stillwater. 2020 charges relate to miscellaneous items
[3] Paid to Rand Refinery subsequent to July 31, 2018

Other Income
Amounts in R million	2020	2019	2018

Gain on disposal of property, plant and equipment	0.7	5.8	-
Gain on financial asset at fair value through profit or loss	-	2.1	-

	0.7	7.9	-

Administration Expenses and Other costs
Amounts in R million	Note	2020	2019	2018

Included in administration expenses and other costs are the following:
Share based payment expenses		(224.1)	(21.4)	(17.2)
Cash settled Long-Term Incentive ("LTI") scheme	19.1	(218.1)	(21.4)	(17.2)
Equity settled Long-Term Incentive ("LTI") scheme	19.2	(6.0)	-	-
Transactions costs		(1.4)	-	(9.0)
Loss on disposal of property, plant and equipment		-	-	(0.6)